EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY
Schedule of composition of share capital

		Issued and
	Authorized (*)	outstanding

	December 31, 2023

Ordinary shares of $0.00001 per share	350,000,000	47,894,688
Preferred shares of $0.00001 per share	1,000,000	—

		Issued and
	Authorized (*)	outstanding

	December 31, 2022
Ordinary shares of $0.00001 per share	16,232,651	8,478,437
Series Seed Preferred shares of $0.00001 per share	698,000	2,455,606
Series A1 Preferred shares of $0.00001 per share	1,314,285	4,623,734
Series A2 Preferred shares of $0.00001 per share	264,983	932,227
Series B Preferred shares of $0.00001 per share	2,352,445	8,276,043
Series C Preferred shares of $0.00001 per share	5,232,616	11,372,541
	26,094,980	36,138,588

(*) In January 2023 the authorized Ordinary share capital was increased to 350,000,000.

Schedule of movement in issued and outstanding share capital

Number of shares
Balance as of January 1, 2022	34,606,789
Issuance of Ordinary shares (see Notes 17c.2 and 17c.4)	1,256,744
Exercise of options into Ordinary shares	275,055
Balance as of December 31, 2022	36,138,588
Issuance of Ordinary shares (see Notes 17c.2 and 17c.4)	169,473
Issuance of Ordinary shares in connection with the closing of the BCA	11,287,156
Exercise of options into Ordinary shares	299,471
Balance as of December 31, 2023	47,894,688